ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES	ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES
(a)Accounts receivable

Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2023	As of December 31, 2022
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	—	257
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A.	US$	—	19,228
76.335.600-0	Parque de Chile S.A.	Related director	Chile	CLP	2	2
96.989.370-3	Rio Dulce S.A. (*)	Related director	Chile	CLP	—	1
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	CLP	25	35
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	ARS	1	—
	Total current assets				28	19,523

(b)Current accounts payable

					Current liabilities
Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2023	As of December 31, 2022
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	2,312	—
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A.	US$	5,132	—
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	US$	—	5
Foreign	Patagonia Seafarms INC (*)	Related director	U.S.A.	US$	—	7
	Total current and non current liabilities				7,444	12
(*)Related until November 2022.
Transactions between related parties have been carried out on arm’s length conditions between interested and duly-informed parties. The transaction terms for the Liabilities of the period 2023 correspond from 30 days to 1 year of maturity, and the nature of the settlement of transactions are monetary.